Nature of Business and Basis of Presentation, Nature of Business, Going Concern, Accounts Receivable and Inventories (Q3) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2023 USD ($) Customer	Sep. 30, 2022 Customer	Sep. 30, 2023 USD ($) Customer	Sep. 30, 2022 USD ($) Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2022 USD ($)	Mar. 03, 2023 USD ($)
Going Concern [Abstract]
Accumulated deficit	$ (282,117)		$ (282,117)		$ (267,417)	$ (252,892)	$ (267,417)
Net proceeds from issuance of public offering				$ 9,400			37,300
Revenue Recognition [Abstract]
Accounts receivables maximum credit period from invoice date			30 days		30 days
Allowance for doubtful accounts	0		$ 0		$ 0	0	0
Inventories [Abstract]
Finished Goods	811		811		993	1,527	993
Work in Process	170		170		204	276	204
Raw Materials	1,659		1,659		1,609	1,281	1,609
Inventory Reserves	(304)		(304)		(145)	(241)	(145)
Total	2,336		2,336		$ 2,661	$ 2,843	$ 2,661
Ladenburg Thalmann & Co. [Member]
Going Concern [Abstract]
Percentage of fixed commission rate								3.00%
Net proceeds from public stock offering	$ 0		$ 2,100
Ladenburg Thalmann & Co. [Member] | Maximum [Member]
Going Concern [Abstract]
Aggregate offering price								$ 10,000
Accounts Receivable [Member]
Revenue Recognition [Abstract]
Number of major customers | Customer			3		2	2
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue Recognition [Abstract]
Concentration risk percentage			17.00%		15.00%	12.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue Recognition [Abstract]
Concentration risk percentage			17.00%		10.00%	11.00%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue Recognition [Abstract]
Concentration risk percentage			11.00%
ASC 606 [Member] | Net Sales [Member]
Revenue Recognition [Abstract]
Number of major customers | Customer	2	1	2	2	1	2
ASC 606 [Member] | Customer One [Member] | Net Sales [Member] | Customer Concentration Risk [Member]
Revenue Recognition [Abstract]
Concentration risk percentage	21.00%	12.00%	17.00%	13.00%	12.50%	12.30%
ASC 606 [Member] | Customer Two [Member] | Net Sales [Member] | Customer Concentration Risk [Member]
Revenue Recognition [Abstract]
Concentration risk percentage	11.00%		12.00%	10.00%		10.70%